Investments in Associates and Joint Ventures - Summary of Additional Capital (Detail) ₱ in Millions	1 Months Ended
Dec. 31, 2014 PHP (₱)
AF Payments, Inc. [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Subscription Price	₱ 503